Princeton Futures Strategy Fund
FUND SUMMARY
Investment Objectives:
The Fund's primary investment objective is capital appreciation.
Managing volatility is a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27 of the Fund's Prospectus.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees Princeton Futures Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)(as a % of the of the original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Princeton Futures Strategy Fund		Class A	Class C	Class I
Management Fees		1.80%	1.80%	1.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.33%	0.33%	0.33%
Option fee and Expenses	[2]	0.08%	0.08%	0.08%
All Other Expenses		0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	[1][2]	2.38%	3.13%	2.13%
Fee Waiver	[3]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver		2.28%	3.03%	2.03%
[1]	"Other Expenses," which have been estimated and restated, include both the expenses of the Fund's wholly-owned subsidiary ("Subsidiary") and the fee paid to the counterparty of the Fund's option ("Option"), which is the primary way the Fund seeks exposure to managers' (which are generally commodity trading advisors ("CTAs")) trading vehicles (each, an "Underlying Fund"). The Option is designed to replicate the aggregate returns of the trading strategies of the CTAs included in the Option. More information regarding the Subsidiary and the investments made to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[2]	The cost of the Option does not include the fees and expenses of the CTAs included in the Option . The Option's returns will be reduced and its losses increased by the costs associated with the Option, which are the fees and expenses deducted by the counterparty in the calculation of the returns on the Option, including the management and performance fees of the CTAs and additional sponsor fee. A performance fee for one or more managers represented in the Option may be deducted from the return of the Option even if the aggregate returns of the Option are negative. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Option and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of the CTAs included in the Option range from 0% to 3.00% of assets and 0% to 30% of the returns, respectively. The sponsor fee is 0.55%. Such fees are accrued daily within the Option and deducted from the Option value daily.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 2.20%, 2.95% and 1.95% for Class A, Class C and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Princeton Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	793	1,266	1,764	3,128
Class C	306	956	1,631	3,432
Class I	206	657	1,135	2,454

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its primary investment objective by investing directly, in or options on, (1) securities of limited partnerships, (2) securities of limited liability companies, (3) securities of other types of pooled investment vehicles (collectively, "Underlying Funds") and (4) fixed income securities and structured notes.  Each Underlying Fund invests primarily in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts on (a) commodities, (b) financial indices and instruments, (c) foreign currencies, or (d) equity indices.  The Fund will invest without restriction as to issuer capitalization or country of origin.  The fixed income portion of the Fund's portfolio will be invested in securities of any maturity that are of investment grade credit quality.  The Fund defines investment grade fixed income securities as those rated at least Baa3 by Moody's Investors Service ("Moody's") or at least BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the sub-adviser to be of similar quality.  The adviser selects structured notes of issuers that it believes to be credit-worthy. The Fund seeks to achieve its secondary investment objective primarily by diversifying investments among asset classes that are not expected to have returns that are highly correlated to each other or the equity market in general.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest primarily in pooled investment vehicles that primarily invest (long and short) in commodity and financial futures, options and swap contracts, structured notes, as well as fixed income securities and other investments intended to serve as margin or collateral for derivative positions.  The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis.   The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges, however the ultimate ranges may be higher or lower than those shown in the table below. Because of the leverage inherent in futures contracts, the Fund's economic exposure to commodity-related and financial sector-related investments will represent approximately 90% to 130% of the Fund's assets.

Asset Class	Allocation Range	Allocation Target
Fixed Income	50% to 75%	70%
Commodity-Related	15% to 60%	15%
Financial Sector-Related	15% to 60%	15%

The Fund's adviser delegates elements of management of the Fund's portfolio to an underlying funds sub-adviser and a fixed income sub-adviser.  The adviser, in consultation with the underlying funds sub-adviser, will work together to identify prospective Underlying Funds.  The adviser will conduct its own due diligence on each Underlying Fund as well as the manager of each Underlying Fund.  The adviser also retains the ability to override each sub-adviser's allocation of assets and its respective selection of specific Underlying Funds and fixed income securities if it believes an investment or allocation is not consistent with the Fund's investment guidelines.  The adviser is responsible for ongoing performance evaluation and monitoring of the sub-advisers.  Additionally, the adviser will oversee each sub-adviser's allocation of portfolio assets.

Adviser Investment Process

The adviser's investment process combines risk management, due diligence, experienced portfolio construction, and portfolio monitoring.  Portfolio design begins with the establishment of objectives for precise, quantifiable measures of risk, such as standard deviation of monthly returns.  The adviser's research team combines quantitative and qualitative research in the development of its strategies to be executed by the sub-advisers.  The adviser then monitors its strategies as-executed for investment performance and achievement of risk objectives.  The Fund's investment portfolio is rebalanced as needed as a result of the adviser's monitoring policies.  The adviser has overall supervisory responsibilities for the general management and investment of the Fund's securities portfolio.  A summary of the adviser's process is as follows:

• Setting the Fund's overall investment objectives

• Evaluating and selecting sub-advisers to manage the Fund's assets

• Monitoring and evaluating the performance of the sub-advisers, including their compliance with the investment objectives, policies, and restrictions of the Fund

• Implementing procedures to ensure that the sub-advisers comply with the Fund's investment objectives, polices and restrictions

• Assisting the sub-adviser in the identification of and conducting due diligence on existing and potential Underlying Fund investments

The adviser monitors the sub-advisers to assure that investments that are made are consistent with the Fund's strategy.  The adviser will also monitor each sub-adviser's buying and selling of securities to maintain adviser-approved allocations between the fixed income and Underlying Funds portions of the Fund's portfolio and to manage risk.

6800 Capital, L.L.C. Investment Process

The Underlying Funds sub-adviser, 6800 Capital, L.L.C. ("6800 Capital"), together with the adviser, is responsible for identifying prospective Underlying Funds, performing due diligence and review of those Underlying Funds and their managers, recommends to the adviser the allocation and reallocation of the Fund's assets among Underlying Funds, while managing risk.  6800 Capital evaluates Underlying Funds based upon their historical returns and correlation to other Underlying Funds and the equity market in general.  The steps in 6800 Capital's Underlying Fund analysis and risk control process are summarized below:

• Qualitative reviews and quantitative analyses to identify Underlying Funds that it believes are the best fit for the Fund by focusing on minimizing correlation among Underlying Funds

• Recommends allocation of Fund assets across the selected group of Underlying Funds with an emphasis on maximizing diversification across asset classes, market sectors, instruments, investment strategies, and investment time horizons

• Strategically limit the level of what it believes to be risk factor concentration

• Develop and monitor Underlying Fund allocation guidelines and limits

• Stop -loss guidelines are established for all Underlying Funds

• Actively manage the Fund to maintain what 6800 Capital believes is the best possible portfolio composition

6800 Capital believes that its focus on diversification across countries, asset classes, security and instrument types, and Underlying Fund manager styles – will produce positive returns that are less volatile than, and not highly correlated to, the equity markets in general.

6800 Capital identifies securities for purchase that it believes offer portfolio-level diversification benefits and recommends sales when it believes more attractive investments are available or they no longer offer sufficient diversification benefits.

Congress Asset Management, LLP Investment Process

The fixed income sub-adviser, Congress Asset Management, LLP ("Congress"), focuses on meeting the Fund's interest income and liquidity needs by selecting fixed income securities using a combination of (1) sector selection, (2) yield curve management and (3) security selection strategies that it believes will enhance the Fund's returns when compared to the fixed income market in general.

• Sector selection focuses on identifying portions of the fixed income market that offer the highest yield or expected capital appreciation based upon both credit risk, as measured by the Moody's and/or S&P rating; and on a business cycle forecast.

• Yield curve management focuses on selecting securities with maturities that have the highest yield and/or highest potential capital appreciation, when compared to securities with shorter or longer maturities.

• Security selection focuses on identifying specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

Congress buys securities that it believes offer sufficient credit quality, income and liquidity and sells them when it believes they have reached their target price or more attractive investments are available.  Congress also buys and sells fixed income securities to maintain allocations between the fixed income and Underlying Funds portions of the Fund's portfolio as directed by the adviser.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks may apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

• Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

• Derivatives Risk: The Fund may use derivatives (including options, forward contracts, futures and options on futures) to invest or to hedge. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Fixed Income Risk: The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. A change in interest may have the same impact on structured notes, if the underlying portfolio they are designed to track is affected. Your investment will decline in value if the value of the Fund's investments decreases.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Government Actions Risk: Nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions, potential restrictions on the flow of international capital, or diplomatic developments could adversely affect the Fund's investments in certain securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. In addition, the Fund's investments in U.S. and non-U.S. securities may be subject to new and increased withholding and other taxes imposed by those countries, as well as increased costs of regulations and transaction costs.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The adviser's and sub-advisers' judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Options Risk: The Fund may use options to enhance returns or hedge against market declines. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

• Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

• Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Underlying Funds are subject to specific risks, depending on the nature of the fund.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. The Class A sales charge is reflected in the average annual total return table. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-888-868-9501.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	9/30/ 2012	4.69%
Worst Quarter:	12/31/2011	(3.96)%
The Fund's Class I year-to-date return as of June 30, 2013 was (3.68)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Princeton Futures Strategy Fund		Label	One Year	Since Inception	Inception Date
Class I		Return before taxes	(4.52%)	(2.68%)	Jul 19, 2010
Class I Return after taxes on distributions			(4.55%)	(2.83%)
Class I Return after taxes on distributions and sale of Fund shares			(2.89%)	(2.34%)
Class A	[1]	Return before taxes	(6.66%)	(4.52%)	Jul 19, 2010
Class C		Return before taxes	(5.49%)	(7.33%)	Jul 19, 2010
Barclay BTOP50 Index			(1.92%)	(2.62%)
S&P 500 Index			16.00%	14.83%
[1]	Returns above reflect Class A sales load. If the sales load were waived, the returns would have been (4.84)%.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index. Barclay BTOP50 Index is being provided as the new primary index because it more closely represents the Funds investment strategies.

The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2013
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2013
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Princeton Futures Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Managing volatility is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses," which have been estimated and restated, include both the expenses of the Fund's wholly-owned subsidiary ("Subsidiary") and the fee paid to the counterparty of the Fund's option ("Option"), which is the primary way the Fund seeks exposure to managers' (which are generally commodity trading advisors ("CTAs")) trading vehicles (each, an "Underlying Fund").

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its primary investment objective by investing directly, in or options on, (1) securities of limited partnerships, (2) securities of limited liability companies, (3) securities of other types of pooled investment vehicles (collectively, "Underlying Funds") and (4) fixed income securities and structured notes.  Each Underlying Fund invests primarily in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts on (a) commodities, (b) financial indices and instruments, (c) foreign currencies, or (d) equity indices.  The Fund will invest without restriction as to issuer capitalization or country of origin.  The fixed income portion of the Fund's portfolio will be invested in securities of any maturity that are of investment grade credit quality.  The Fund defines investment grade fixed income securities as those rated at least Baa3 by Moody's Investors Service ("Moody's") or at least BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the sub-adviser to be of similar quality.  The adviser selects structured notes of issuers that it believes to be credit-worthy. The Fund seeks to achieve its secondary investment objective primarily by diversifying investments among asset classes that are not expected to have returns that are highly correlated to each other or the equity market in general.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest primarily in pooled investment vehicles that primarily invest (long and short) in commodity and financial futures, options and swap contracts, structured notes, as well as fixed income securities and other investments intended to serve as margin or collateral for derivative positions.  The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis.   The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges, however the ultimate ranges may be higher or lower than those shown in the table below. Because of the leverage inherent in futures contracts, the Fund's economic exposure to commodity-related and financial sector-related investments will represent approximately 90% to 130% of the Fund's assets.

Asset Class	Allocation Range	Allocation Target
Fixed Income	50% to 75%	70%
Commodity-Related	15% to 60%	15%
Financial Sector-Related	15% to 60%	15%

The Fund's adviser delegates elements of management of the Fund's portfolio to an underlying funds sub-adviser and a fixed income sub-adviser.  The adviser, in consultation with the underlying funds sub-adviser, will work together to identify prospective Underlying Funds.  The adviser will conduct its own due diligence on each Underlying Fund as well as the manager of each Underlying Fund.  The adviser also retains the ability to override each sub-adviser's allocation of assets and its respective selection of specific Underlying Funds and fixed income securities if it believes an investment or allocation is not consistent with the Fund's investment guidelines.  The adviser is responsible for ongoing performance evaluation and monitoring of the sub-advisers.  Additionally, the adviser will oversee each sub-adviser's allocation of portfolio assets.

Adviser Investment Process

The adviser's investment process combines risk management, due diligence, experienced portfolio construction, and portfolio monitoring.  Portfolio design begins with the establishment of objectives for precise, quantifiable measures of risk, such as standard deviation of monthly returns.  The adviser's research team combines quantitative and qualitative research in the development of its strategies to be executed by the sub-advisers.  The adviser then monitors its strategies as-executed for investment performance and achievement of risk objectives.  The Fund's investment portfolio is rebalanced as needed as a result of the adviser's monitoring policies.  The adviser has overall supervisory responsibilities for the general management and investment of the Fund's securities portfolio.  A summary of the adviser's process is as follows:

• Setting the Fund's overall investment objectives

• Evaluating and selecting sub-advisers to manage the Fund's assets

• Monitoring and evaluating the performance of the sub-advisers, including their compliance with the investment objectives, policies, and restrictions of the Fund

• Implementing procedures to ensure that the sub-advisers comply with the Fund's investment objectives, polices and restrictions

• Assisting the sub-adviser in the identification of and conducting due diligence on existing and potential Underlying Fund investments

The adviser monitors the sub-advisers to assure that investments that are made are consistent with the Fund's strategy.  The adviser will also monitor each sub-adviser's buying and selling of securities to maintain adviser-approved allocations between the fixed income and Underlying Funds portions of the Fund's portfolio and to manage risk.

6800 Capital, L.L.C. Investment Process

The Underlying Funds sub-adviser, 6800 Capital, L.L.C. ("6800 Capital"), together with the adviser, is responsible for identifying prospective Underlying Funds, performing due diligence and review of those Underlying Funds and their managers, recommends to the adviser the allocation and reallocation of the Fund's assets among Underlying Funds, while managing risk.  6800 Capital evaluates Underlying Funds based upon their historical returns and correlation to other Underlying Funds and the equity market in general.  The steps in 6800 Capital's Underlying Fund analysis and risk control process are summarized below:

• Qualitative reviews and quantitative analyses to identify Underlying Funds that it believes are the best fit for the Fund by focusing on minimizing correlation among Underlying Funds

• Recommends allocation of Fund assets across the selected group of Underlying Funds with an emphasis on maximizing diversification across asset classes, market sectors, instruments, investment strategies, and investment time horizons

• Strategically limit the level of what it believes to be risk factor concentration

• Develop and monitor Underlying Fund allocation guidelines and limits

• Stop -loss guidelines are established for all Underlying Funds

• Actively manage the Fund to maintain what 6800 Capital believes is the best possible portfolio composition

6800 Capital believes that its focus on diversification across countries, asset classes, security and instrument types, and Underlying Fund manager styles – will produce positive returns that are less volatile than, and not highly correlated to, the equity markets in general.

6800 Capital identifies securities for purchase that it believes offer portfolio-level diversification benefits and recommends sales when it believes more attractive investments are available or they no longer offer sufficient diversification benefits.

Congress Asset Management, LLP Investment Process

The fixed income sub-adviser, Congress Asset Management, LLP ("Congress"), focuses on meeting the Fund's interest income and liquidity needs by selecting fixed income securities using a combination of (1) sector selection, (2) yield curve management and (3) security selection strategies that it believes will enhance the Fund's returns when compared to the fixed income market in general.

• Sector selection focuses on identifying portions of the fixed income market that offer the highest yield or expected capital appreciation based upon both credit risk, as measured by the Moody's and/or S&P rating; and on a business cycle forecast.

• Yield curve management focuses on selecting securities with maturities that have the highest yield and/or highest potential capital appreciation, when compared to securities with shorter or longer maturities.

• Security selection focuses on identifying specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

Congress buys securities that it believes offer sufficient credit quality, income and liquidity and sells them when it believes they have reached their target price or more attractive investments are available.  Congress also buys and sells fixed income securities to maintain allocations between the fixed income and Underlying Funds portions of the Fund's portfolio as directed by the adviser.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks may apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

• Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

• Derivatives Risk: The Fund may use derivatives (including options, forward contracts, futures and options on futures) to invest or to hedge. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Fixed Income Risk: The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. A change in interest may have the same impact on structured notes, if the underlying portfolio they are designed to track is affected. Your investment will decline in value if the value of the Fund's investments decreases.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Government Actions Risk: Nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions, potential restrictions on the flow of international capital, or diplomatic developments could adversely affect the Fund's investments in certain securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. In addition, the Fund's investments in U.S. and non-U.S. securities may be subject to new and increased withholding and other taxes imposed by those countries, as well as increased costs of regulations and transaction costs.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The adviser's and sub-advisers' judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Options Risk: The Fund may use options to enhance returns or hedge against market declines. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

• Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

• Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Underlying Funds are subject to specific risks, depending on the nature of the fund.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. The Class A sales charge is reflected in the average annual total return table. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-888-868-9501.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-868-9501
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	9/30/ 2012	4.69%
Worst Quarter:	12/31/2011	(3.96)%
		The Fund's Class I year-to-date return as of June 30, 2013 was (3.68)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class I year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.96%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index. Barclay BTOP50 Index is being provided as the new primary index because it more closely represents the Funds investment strategies.

The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Princeton Futures Strategy Fund | Barclay BTOP50 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.62%)
Princeton Futures Strategy Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	14.83%
Princeton Futures Strategy Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFFTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.13%	[1],[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,454
Annual Return 2011	rr_AnnualReturn2011	(7.71%)
Annual Return 2012	rr_AnnualReturn2012	(4.52%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2010
Princeton Futures Strategy Fund | Class I | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.83%)
Princeton Futures Strategy Fund | Class I | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.34%)
Princeton Futures Strategy Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.38%	[1],[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.28%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	793
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,764
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,128
Label	rr_AverageAnnualReturnLabel	Return before taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	(6.66%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.52%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2010	[4]
Princeton Futures Strategy Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFFNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.13%	[1],[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	956
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,631
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,432
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 19, 2010

[1]	The cost of the Option does not include the fees and expenses of the CTAs included in the Option . The Option's returns will be reduced and its losses increased by the costs associated with the Option, which are the fees and expenses deducted by the counterparty in the calculation of the returns on the Option, including the management and performance fees of the CTAs and additional sponsor fee. A performance fee for one or more managers represented in the Option may be deducted from the return of the Option even if the aggregate returns of the Option are negative. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Option and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of the CTAs included in the Option range from 0% to 3.00% of assets and 0% to 30% of the returns, respectively. The sponsor fee is 0.55%. Such fees are accrued daily within the Option and deducted from the Option value daily.
[2]	"Other Expenses," which have been estimated and restated, include both the expenses of the Fund's wholly-owned subsidiary ("Subsidiary") and the fee paid to the counterparty of the Fund's option ("Option"), which is the primary way the Fund seeks exposure to managers' (which are generally commodity trading advisors ("CTAs")) trading vehicles (each, an "Underlying Fund"). The Option is designed to replicate the aggregate returns of the trading strategies of the CTAs included in the Option. More information regarding the Subsidiary and the investments made to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 2.20%, 2.95% and 1.95% for Class A, Class C and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[4]	Returns above reflect Class A sales load. If the sales load were waived, the returns would have been (4.84)%.